Income Taxes REIT Taxable Income (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net income (loss) attributable to stockholders	$ 103	$ (11,193)	$ 11,784	$ (5,588)	$ 9,769	$ 4,110	$ (25,877)	$ (36,570)	$ (5,195)	$ 4,772	$ (63,532)	$ 39,138
Net (income) loss from TRS										(702)	5,346	(1,171)
Net income (loss) attributable to REIT operations										4,070	(58,186)	37,967
Book/tax differences										63,846	153,047	33,858
REIT taxable income subject to 90% dividend requirement										67,916	$ 94,861	$ 71,825
Gross Distributions to Stockholders										64,700
Future period distributions used to offset current period taxable income										$ 3,200